Quarterly Holdings Report
for
Fidelity ZERO℠ Large Cap Index Fund
January 31, 2022
LCX-NPRT1-0422
1.9891462.103
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	996,675	25,415,213
Verizon Communications, Inc.	577,866	30,759,807
		56,175,020
Entertainment - 1.5%
Activision Blizzard, Inc.	108,712	8,589,335
Electronic Arts, Inc.	39,474	5,236,621
Netflix, Inc. (a)	61,823	26,407,076
Roku, Inc. Class A (a)	16,443	2,697,474
Take-Two Interactive Software, Inc. (a)	16,103	2,630,264
The Walt Disney Co. (a)	253,620	36,260,051
		81,820,821
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	41,983	113,608,937
Class C (a)	39,028	105,920,821
IAC (a)	11,690	1,596,153
Match Group, Inc. (a)	39,506	4,452,326
Meta Platforms, Inc. Class A (a)	330,268	103,459,754
Pinterest, Inc. Class A (a)	78,699	2,326,342
Snap, Inc. Class A (a)	149,444	4,862,908
Twitter, Inc. (a)	111,582	4,185,441
Vimeo, Inc. (a)	21,602	316,469
		340,729,151
Media - 1.1%
Charter Communications, Inc. Class A (a)	17,266	10,244,608
Comcast Corp. Class A	636,383	31,812,786
Discovery Communications, Inc.:
Class A (a)	23,447	654,406
Class C (non-vtg.) (a)	42,470	1,161,555
Fox Corp.:
Class A	44,602	1,811,287
Class B	20,426	759,439
Liberty Broadband Corp.:
Class A (a)(b)	3,238	473,881
Class C (a)(b)	19,766	2,933,472
Liberty Media Corp.:
Liberty Braves Class A (a)	1,436	40,280
Liberty Braves Class C (a)	5,161	139,347
Liberty Formula One Group Series C (a)	27,897	1,680,236
Liberty Media Class A (a)	3,646	199,801
Liberty SiriusXM Series A (a)	10,953	506,576
Liberty SiriusXM Series C (a)	22,379	1,041,295
Omnicom Group, Inc.	29,721	2,239,775
ViacomCBS, Inc.:
Class A (b)	4,177	152,795
Class B	81,503	2,726,275
		58,577,814
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	81,933	8,862,693
TOTAL COMMUNICATION SERVICES		546,165,499
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.1%
Aptiv PLC (a)	37,748	5,155,622
Automobiles - 2.3%
Ford Motor Co.	547,858	11,121,517
General Motors Co. (a)	202,622	10,684,258
Tesla, Inc. (a)	113,536	106,351,442
		128,157,217
Distributors - 0.1%
Genuine Parts Co.	19,889	2,649,811
Pool Corp.	5,599	2,666,524
		5,316,335
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	20,085	531,650
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	48,400	7,452,148
Booking Holdings, Inc. (a)	5,731	14,076,081
Caesars Entertainment, Inc. (a)	29,889	2,275,748
Carnival Corp. (a)	112,498	2,228,585
Chipotle Mexican Grill, Inc. (a)	3,925	5,830,902
Darden Restaurants, Inc.	18,130	2,535,843
Domino's Pizza, Inc.	5,088	2,313,259
DraftKings, Inc. Class A (a)(b)	46,669	1,030,918
Expedia, Inc. (a)	20,373	3,734,167
Hilton Worldwide Holdings, Inc. (a)	38,890	5,643,328
Las Vegas Sands Corp. (a)	48,095	2,106,561
Marriott International, Inc. Class A (a)	38,172	6,150,273
McDonald's Corp.	104,289	27,057,781
MGM Resorts International	54,416	2,324,652
Penn National Gaming, Inc. (a)	23,246	1,060,250
Royal Caribbean Cruises Ltd. (a)	31,329	2,437,709
Starbucks Corp.	164,676	16,190,944
Yum! Brands, Inc.	40,896	5,118,952
		109,568,101
Household Durables - 0.3%
D.R. Horton, Inc.	45,475	4,057,280
Garmin Ltd.	21,218	2,639,944
Lennar Corp.:
Class A	36,910	3,547,420
Class B	3,369	271,979
NVR, Inc. (a)	458	2,439,867
PulteGroup, Inc.	35,274	1,858,587
		14,815,077
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	60,874	182,102,745
eBay, Inc.	87,370	5,248,316
Etsy, Inc. (a)	17,706	2,781,258
Wayfair LLC Class A (a)(b)	10,873	1,695,318
		191,827,637
Leisure Products - 0.1%
Hasbro, Inc.	18,074	1,671,484
Peloton Interactive, Inc. Class A (a)(b)	41,696	1,139,552
		2,811,036
Multiline Retail - 0.5%
Dollar General Corp.	32,562	6,788,526
Dollar Tree, Inc. (a)	31,391	4,119,127
Target Corp.	68,117	15,015,030
		25,922,683
Specialty Retail - 2.2%
AutoZone, Inc. (a)	2,926	5,812,060
Best Buy Co., Inc.	30,890	3,066,759
Burlington Stores, Inc. (a)	9,332	2,211,031
CarMax, Inc. (a)	22,646	2,517,556
Carvana Co. Class A (a)	11,928	1,933,052
Lowe's Companies, Inc.	96,643	22,938,216
O'Reilly Automotive, Inc. (a)	9,403	6,128,405
Ross Stores, Inc.	49,584	4,846,836
The Home Depot, Inc.	147,298	54,055,420
TJX Companies, Inc.	167,833	12,078,941
Tractor Supply Co.	15,881	3,466,981
Ulta Beauty, Inc. (a)	7,589	2,760,423
		121,815,680
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	16,486	5,502,367
NIKE, Inc. Class B	178,347	26,407,840
VF Corp.	45,495	2,966,729
		34,876,936
TOTAL CONSUMER DISCRETIONARY		640,797,974
CONSUMER STAPLES - 6.0%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	25,473	1,717,644
Constellation Brands, Inc. Class A (sub. vtg.)	22,924	5,450,181
Keurig Dr. Pepper, Inc.	102,919	3,905,776
Monster Beverage Corp. (a)	52,428	4,546,556
PepsiCo, Inc.	192,990	33,487,625
The Coca-Cola Co.	542,603	33,104,209
		82,211,991
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	61,667	31,149,852
Kroger Co.	94,444	4,116,814
Sysco Corp.	71,552	5,591,789
Walgreens Boots Alliance, Inc.	100,273	4,989,584
Walmart, Inc.	198,494	27,751,446
		73,599,485
Food Products - 0.9%
Archer Daniels Midland Co.	78,085	5,856,375
Conagra Brands, Inc.	67,040	2,330,310
General Mills, Inc.	84,542	5,806,345
Hormel Foods Corp.	39,303	1,865,713
Kellogg Co.	35,757	2,252,691
McCormick & Co., Inc. (non-vtg.)	34,801	3,490,888
Mondelez International, Inc.	194,705	13,051,076
The Hershey Co.	20,295	3,999,536
The J.M. Smucker Co.	15,159	2,131,052
The Kraft Heinz Co.	99,083	3,547,171
Tyson Foods, Inc. Class A	41,150	3,740,124
		48,071,281
Household Products - 1.4%
Church & Dwight Co., Inc.	34,075	3,497,799
Colgate-Palmolive Co.	117,642	9,699,583
Kimberly-Clark Corp.	46,997	6,469,137
Procter & Gamble Co.	337,766	54,194,555
The Clorox Co.	17,143	2,877,624
		76,738,698
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	32,337	10,082,353
Tobacco - 0.7%
Altria Group, Inc.	256,404	13,045,836
Philip Morris International, Inc.	217,296	22,348,894
		35,394,730
TOTAL CONSUMER STAPLES		326,098,538
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	121,980	3,347,131
Halliburton Co.	124,932	3,840,410
Schlumberger Ltd.	195,772	7,648,812
		14,836,353
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy, Inc.	32,918	3,683,524
Chevron Corp.	269,061	35,335,781
ConocoPhillips Co.	184,096	16,314,588
DT Midstream, Inc. (b)	13,405	693,039
EOG Resources, Inc.	81,666	9,104,126
Exxon Mobil Corp.	590,908	44,885,372
Hess Corp.	38,472	3,550,581
Kinder Morgan, Inc.	272,194	4,725,288
Marathon Petroleum Corp.	85,916	6,164,473
Occidental Petroleum Corp.	123,833	4,664,789
ONEOK, Inc.	62,240	3,776,723
Phillips 66 Co.	61,153	5,185,163
Pioneer Natural Resources Co.	31,690	6,936,624
The Williams Companies, Inc.	169,609	5,078,093
Valero Energy Corp.	57,059	4,734,185
		154,832,349
TOTAL ENERGY		169,668,702
FINANCIALS - 11.0%
Banks - 4.0%
Bank of America Corp.	1,005,208	46,380,297
Citigroup, Inc.	276,943	18,034,528
Citizens Financial Group, Inc.	59,478	3,061,333
Fifth Third Bancorp	95,429	4,258,996
First Republic Bank	25,014	4,342,180
Huntington Bancshares, Inc.	201,848	3,039,831
JPMorgan Chase & Co.	412,474	61,293,636
KeyCorp	129,943	3,256,372
M&T Bank Corp.	17,959	3,041,895
PNC Financial Services Group, Inc.	58,990	12,151,350
Regions Financial Corp.	133,027	3,051,639
SVB Financial Group (a)	8,190	4,782,141
Truist Financial Corp.	186,313	11,704,183
U.S. Bancorp	188,331	10,958,981
Wells Fargo & Co.	556,511	29,940,292
		219,297,654
Capital Markets - 3.1%
Ameriprise Financial, Inc.	15,617	4,752,409
Bank of New York Mellon Corp.	106,043	6,284,108
BlackRock, Inc. Class A	19,931	16,402,017
Blackstone, Inc.	95,868	12,651,700
Charles Schwab Corp.	209,835	18,402,530
CME Group, Inc.	50,166	11,513,097
Goldman Sachs Group, Inc.	47,378	16,804,029
Intercontinental Exchange, Inc.	78,640	9,960,542
KKR & Co. LP	81,649	5,810,143
MarketAxess Holdings, Inc.	5,297	1,824,711
Moody's Corp.	22,573	7,742,539
Morgan Stanley	200,361	20,545,017
MSCI, Inc.	11,506	6,168,597
NASDAQ, Inc.	16,335	2,927,395
Northern Trust Corp.	28,983	3,380,577
Raymond James Financial, Inc.	25,864	2,738,222
S&P Global, Inc.	33,637	13,966,755
State Street Corp.	51,029	4,822,241
T. Rowe Price Group, Inc.	31,362	4,843,234
		171,539,863
Consumer Finance - 0.6%
Ally Financial, Inc.	48,429	2,311,032
American Express Co.	87,567	15,746,298
Capital One Financial Corp.	59,401	8,715,909
Discover Financial Services	40,902	4,734,407
Synchrony Financial	76,367	3,252,471
		34,760,117
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	255,615	80,012,607
Insurance - 1.8%
AFLAC, Inc.	84,940	5,335,931
Allstate Corp.	40,008	4,827,765
American International Group, Inc.	115,870	6,691,493
Aon PLC	30,751	8,500,806
Arch Capital Group Ltd. (a)	53,949	2,498,918
Arthur J. Gallagher & Co.	28,928	4,568,888
Chubb Ltd.	60,119	11,860,276
Cincinnati Financial Corp.	20,939	2,467,242
Hartford Financial Services Group, Inc.	47,498	3,413,681
Markel Corp. (a)	1,910	2,354,533
Marsh & McLennan Companies, Inc.	70,468	10,826,704
MetLife, Inc.	99,780	6,691,247
Principal Financial Group, Inc.	34,437	2,515,967
Progressive Corp.	81,659	8,873,067
Prudential Financial, Inc.	52,748	5,885,094
The Travelers Companies, Inc.	34,333	5,705,458
Willis Towers Watson PLC	17,390	4,068,564
		97,085,634
TOTAL FINANCIALS		602,695,875
HEALTH CARE - 13.2%
Biotechnology - 2.0%
AbbVie, Inc.	246,746	33,777,060
Alnylam Pharmaceuticals, Inc. (a)	16,725	2,301,360
Amgen, Inc.	78,611	17,855,703
Biogen, Inc. (a)	20,496	4,632,096
BioMarin Pharmaceutical, Inc. (a)	25,675	2,275,575
Exact Sciences Corp. (a)(b)	24,024	1,834,473
Gilead Sciences, Inc.	175,061	12,023,189
Horizon Therapeutics PLC (a)	31,655	2,954,361
Incyte Corp. (a)	26,153	1,943,952
Moderna, Inc. (a)	49,232	8,336,455
Novavax, Inc. (a)(b)	10,598	993,033
Regeneron Pharmaceuticals, Inc. (a)	14,755	8,979,745
Seagen, Inc. (a)	18,655	2,509,284
Vertex Pharmaceuticals, Inc. (a)	35,485	8,624,629
		109,040,915
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	246,806	31,457,893
Abiomed, Inc. (a)	6,339	1,875,520
Align Technology, Inc. (a)	10,234	5,065,421
Baxter International, Inc.	69,889	5,971,316
Becton, Dickinson & Co.	40,085	10,187,202
Boston Scientific Corp. (a)	198,890	8,532,381
DexCom, Inc. (a)	13,526	5,822,672
Edwards Lifesciences Corp. (a)	87,134	9,515,033
Hologic, Inc. (a)	35,412	2,487,339
IDEXX Laboratories, Inc. (a)	11,833	6,002,881
Insulet Corp. (a)	9,647	2,392,456
Intuitive Surgical, Inc. (a)	49,821	14,158,132
Masimo Corp. (a)	7,087	1,558,219
Medtronic PLC	187,840	19,439,562
Novocure Ltd. (a)	12,531	860,253
ResMed, Inc.	20,337	4,649,038
STERIS PLC	13,960	3,132,624
Stryker Corp.	46,860	11,623,623
Teleflex, Inc.	6,524	2,023,680
The Cooper Companies, Inc.	6,884	2,741,897
Zimmer Biomet Holdings, Inc.	29,153	3,586,402
		153,083,544
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	20,882	2,844,128
Anthem, Inc.	33,876	14,938,977
Cardinal Health, Inc.	39,245	2,023,865
Centene Corp. (a)	81,437	6,332,541
Cigna Corp.	46,256	10,660,158
CVS Health Corp.	184,249	19,624,361
Guardant Health, Inc. (a)	14,246	990,809
HCA Holdings, Inc.	33,425	8,023,671
Humana, Inc.	17,939	7,041,058
Laboratory Corp. of America Holdings (a)	13,354	3,623,741
McKesson Corp.	21,311	5,470,960
Quest Diagnostics, Inc.	17,146	2,315,053
UnitedHealth Group, Inc.	131,458	62,123,107
		146,012,429
Health Care Technology - 0.2%
Cerner Corp.	41,067	3,745,310
Teladoc Health, Inc. (a)(b)	22,322	1,712,321
Veeva Systems, Inc. Class A (a)	19,350	4,577,049
		10,034,680
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	12,805	1,232,737
Agilent Technologies, Inc.	42,249	5,886,131
Avantor, Inc. (a)	85,059	3,175,252
Bio-Rad Laboratories, Inc. Class A (a)	3,011	1,805,787
Bio-Techne Corp.	5,472	2,059,716
Charles River Laboratories International, Inc. (a)	7,055	2,326,457
Danaher Corp.	88,765	25,368,149
Illumina, Inc. (a)	21,814	7,609,159
IQVIA Holdings, Inc. (a)	26,665	6,530,259
Mettler-Toledo International, Inc. (a)	3,208	4,724,357
PerkinElmer, Inc.	17,609	3,031,742
Thermo Fisher Scientific, Inc.	54,999	31,970,919
Waters Corp. (a)	8,522	2,728,063
West Pharmaceutical Services, Inc.	10,339	4,065,502
		102,514,230
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	309,800	20,102,922
Catalent, Inc. (a)	23,922	2,486,213
Elanco Animal Health, Inc. (a)	65,938	1,717,026
Eli Lilly & Co.	110,816	27,193,138
Johnson & Johnson	367,442	63,306,582
Merck & Co., Inc.	352,554	28,726,100
Organon & Co.	35,453	1,131,305
Pfizer, Inc.	783,400	41,277,346
Viatris, Inc.	168,953	2,529,226
Zoetis, Inc. Class A	66,031	13,192,333
		201,662,191
TOTAL HEALTH CARE		722,347,989
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.3%
General Dynamics Corp.	32,347	6,860,799
HEICO Corp.	5,936	809,611
HEICO Corp. Class A	10,437	1,144,939
L3Harris Technologies, Inc.	27,386	5,731,616
Lockheed Martin Corp.	34,259	13,331,205
Northrop Grumman Corp.	20,800	7,693,920
Raytheon Technologies Corp.	208,902	18,840,871
The Boeing Co. (a)	77,097	15,437,903
TransDigm Group, Inc. (a)	7,306	4,501,884
		74,352,748
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	23,650	2,707,452
FedEx Corp.	34,109	8,386,039
United Parcel Service, Inc. Class B	101,771	20,579,114
		31,672,605
Airlines - 0.2%
Delta Air Lines, Inc. (a)	89,279	3,543,484
Southwest Airlines Co. (a)	82,581	3,696,326
United Airlines Holdings, Inc. (a)	45,110	1,934,317
		9,174,127
Building Products - 0.4%
Carrier Global Corp.	120,934	5,766,133
Fortune Brands Home & Security, Inc.	18,914	1,781,131
Johnson Controls International PLC	98,908	7,187,644
Masco Corp.	34,142	2,162,213
Trane Technologies PLC	33,149	5,738,092
		22,635,213
Commercial Services & Supplies - 0.4%
Cintas Corp.	12,266	4,802,507
Copart, Inc. (a)	29,777	3,848,677
Republic Services, Inc.	29,218	3,729,970
Waste Management, Inc.	53,719	8,081,486
		20,462,640
Electrical Equipment - 0.5%
AMETEK, Inc.	32,284	4,415,483
Eaton Corp. PLC	55,631	8,813,619
Emerson Electric Co.	83,435	7,671,848
Generac Holdings, Inc. (a)	8,816	2,489,462
Plug Power, Inc. (a)(b)	72,413	1,583,672
Rockwell Automation, Inc.	16,186	4,681,315
		29,655,399
Industrial Conglomerates - 1.0%
3M Co.	80,429	13,352,823
General Electric Co.	153,265	14,480,477
Honeywell International, Inc.	96,086	19,647,665
Roper Technologies, Inc.	14,722	6,435,870
		53,916,835
Machinery - 1.5%
Caterpillar, Inc.	75,499	15,217,578
Cummins, Inc.	19,961	4,408,986
Deere & Co.	39,381	14,823,008
Dover Corp.	20,094	3,414,172
Fortive Corp.	50,037	3,529,610
IDEX Corp.	10,629	2,289,912
Illinois Tool Works, Inc.	39,869	9,326,156
Ingersoll Rand, Inc.	56,871	3,196,719
Otis Worldwide Corp.	59,283	5,064,547
PACCAR, Inc.	48,454	4,505,737
Parker Hannifin Corp.	18,018	5,585,760
Stanley Black & Decker, Inc.	22,750	3,973,288
Westinghouse Air Brake Tech Co.	26,114	2,321,535
Xylem, Inc.	25,182	2,644,614
		80,301,622
Professional Services - 0.5%
CoStar Group, Inc. (a)	55,117	3,867,009
Equifax, Inc.	17,026	4,082,154
IHS Markit Ltd.	55,666	6,501,232
Jacobs Engineering Group, Inc.	18,215	2,371,229
Leidos Holdings, Inc.	19,554	1,749,105
TransUnion Holding Co., Inc.	26,750	2,758,460
Verisk Analytics, Inc.	22,491	4,411,160
		25,740,349
Road & Rail - 1.0%
CSX Corp.	309,568	10,593,417
Lyft, Inc. (a)	41,241	1,588,603
Norfolk Southern Corp.	33,964	9,237,868
Old Dominion Freight Lines, Inc.	13,000	3,925,090
Uber Technologies, Inc. (a)	232,857	8,708,852
Union Pacific Corp.	89,731	21,943,716
		55,997,546
Trading Companies & Distributors - 0.2%
Fastenal Co.	80,271	4,549,760
United Rentals, Inc. (a)	10,102	3,233,852
W.W. Grainger, Inc.	6,041	2,990,960
		10,774,572
TOTAL INDUSTRIALS		414,683,656
INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	31,309	3,892,022
Cisco Systems, Inc.	588,675	32,771,537
F5, Inc. (a)	8,403	1,744,631
Motorola Solutions, Inc.	23,575	5,467,986
		43,876,176
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	83,466	6,643,059
CDW Corp.	18,941	3,580,796
Cognex Corp.	24,651	1,638,305
Corning, Inc.	107,202	4,506,772
Keysight Technologies, Inc. (a)	25,702	4,339,012
TE Connectivity Ltd.	45,540	6,512,675
Teledyne Technologies, Inc. (a)	6,514	2,745,195
Trimble, Inc. (a)	35,067	2,530,435
Zebra Technologies Corp. Class A (a)	7,457	3,796,508
		36,292,757
IT Services - 4.9%
Accenture PLC Class A	88,160	31,171,613
Akamai Technologies, Inc. (a)	22,693	2,599,483
Automatic Data Processing, Inc.	58,815	12,125,889
Block, Inc. Class A (a)	55,704	6,812,042
Broadridge Financial Solutions, Inc.	16,286	2,593,057
Cloudflare, Inc. (a)(b)	38,223	3,684,697
Cognizant Technology Solutions Corp. Class A	73,318	6,262,824
EPAM Systems, Inc. (a)	7,916	3,769,124
Fidelity National Information Services, Inc.	84,992	10,192,241
Fiserv, Inc. (a)	82,938	8,766,547
FleetCor Technologies, Inc. (a)	11,339	2,701,630
Gartner, Inc. (a)	11,478	3,373,269
Global Payments, Inc.	40,497	6,069,690
GoDaddy, Inc. (a)(b)	23,174	1,754,504
IBM Corp.	125,172	16,719,224
Kyndryl Holdings, Inc. (a)(b)	24,823	419,012
MasterCard, Inc. Class A	121,079	46,782,504
MongoDB, Inc. Class A (a)	9,236	3,741,596
Okta, Inc. (a)	20,600	4,076,534
Paychex, Inc.	44,795	5,275,059
PayPal Holdings, Inc. (a)	163,985	28,195,581
Twilio, Inc. Class A (a)	23,508	4,845,469
VeriSign, Inc. (a)	13,489	2,929,541
Visa, Inc. Class A	234,065	52,938,481
		267,799,611
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (a)	168,544	19,256,152
Analog Devices, Inc.	75,008	12,299,062
Applied Materials, Inc.	126,020	17,413,444
Broadcom, Inc.	57,450	33,658,806
Enphase Energy, Inc. (a)	18,858	2,648,983
Entegris, Inc.	18,955	2,271,567
Intel Corp.	567,643	27,712,331
KLA Corp.	21,161	8,237,342
Lam Research Corp.	19,651	11,592,518
Marvell Technology, Inc.	114,953	8,207,644
Microchip Technology, Inc.	77,436	5,999,741
Micron Technology, Inc.	156,121	12,844,075
Monolithic Power Systems, Inc.	6,058	2,440,950
NVIDIA Corp.	348,931	85,439,245
NXP Semiconductors NV	37,116	7,625,111
onsemi (a)	60,124	3,547,316
Qorvo, Inc. (a)	15,349	2,107,111
Qualcomm, Inc.	156,321	27,474,979
Skyworks Solutions, Inc.	23,047	3,376,846
SolarEdge Technologies, Inc. (a)	7,328	1,745,676
Teradyne, Inc.	22,753	2,671,885
Texas Instruments, Inc.	128,901	23,136,440
Wolfspeed, Inc. (a)(b)	16,173	1,524,144
Xilinx, Inc.	34,594	6,695,669
		329,927,037
Software - 10.2%
Adobe, Inc. (a)	66,409	35,482,329
ANSYS, Inc. (a)	12,178	4,140,642
Autodesk, Inc. (a)	30,685	7,664,806
Avalara, Inc. (a)	12,141	1,330,896
Black Knight, Inc. (a)	21,678	1,617,179
Cadence Design Systems, Inc. (a)	38,679	5,884,623
Ceridian HCM Holding, Inc. (a)	19,012	1,441,490
Citrix Systems, Inc.	17,382	1,771,921
Coupa Software, Inc. (a)	10,343	1,388,755
Crowdstrike Holdings, Inc. (a)	28,727	5,189,245
Datadog, Inc. Class A (a)	35,895	5,244,618
DocuSign, Inc. (a)	27,452	3,452,638
Fair Isaac Corp. (a)	3,819	1,890,367
Fortinet, Inc. (a)	18,940	5,629,726
HubSpot, Inc. (a)	6,265	3,062,332
Intuit, Inc.	39,523	21,944,355
Microsoft Corp.	1,047,918	325,881,540
NortonLifeLock, Inc.	81,008	2,107,018
Nuance Communications, Inc. (a)	39,867	2,202,652
Oracle Corp.	225,117	18,270,496
Palo Alto Networks, Inc. (a)	13,681	7,078,549
Paycom Software, Inc. (a)	6,704	2,247,851
PTC, Inc. (a)	14,726	1,712,045
RingCentral, Inc. (a)	11,442	2,019,399
Salesforce.com, Inc. (a)	136,643	31,787,261
ServiceNow, Inc. (a)	27,775	16,270,040
Splunk, Inc. (a)	22,560	2,795,635
SS&C Technologies Holdings, Inc.	30,912	2,468,941
Synopsys, Inc. (a)	21,285	6,608,993
The Trade Desk, Inc. (a)	60,860	4,232,204
Tyler Technologies, Inc. (a)	5,722	2,711,084
VMware, Inc. Class A (a)	28,119	3,612,729
Workday, Inc. Class A (a)	26,658	6,744,741
Zendesk, Inc. (a)(b)	16,859	1,660,780
Zoom Video Communications, Inc. Class A (a)	30,239	4,665,273
Zscaler, Inc. (a)	11,044	2,839,523
		555,052,676
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	2,175,396	380,215,708
Dell Technologies, Inc. (a)	40,662	2,310,008
Hewlett Packard Enterprise Co.	182,515	2,980,470
HP, Inc.	160,844	5,907,800
NetApp, Inc.	31,222	2,701,015
Seagate Technology Holdings PLC	28,584	3,062,776
Western Digital Corp. (a)	43,564	2,254,001
		399,431,778
TOTAL INFORMATION TECHNOLOGY		1,632,380,035
MATERIALS - 2.3%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	30,896	8,716,380
Albemarle Corp. U.S.	16,324	3,603,360
Celanese Corp. Class A	15,215	2,369,128
Corteva, Inc.	101,731	4,891,226
Dow, Inc.	103,224	6,165,570
DuPont de Nemours, Inc.	72,306	5,538,640
Eastman Chemical Co.	18,799	2,235,765
Ecolab, Inc.	34,793	6,591,534
FMC Corp.	17,657	1,948,803
International Flavors & Fragrances, Inc.	35,521	4,685,930
Linde PLC	71,540	22,798,367
LyondellBasell Industries NV Class A	36,689	3,548,927
PPG Industries, Inc.	33,131	5,175,062
Sherwin-Williams Co.	33,666	9,645,646
		87,914,338
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,705	3,387,290
Vulcan Materials Co.	18,519	3,524,351
		6,911,641
Containers & Packaging - 0.3%
Amcor PLC	214,140	2,571,821
Avery Dennison Corp.	11,574	2,377,531
Ball Corp.	45,204	4,389,308
International Paper Co.	54,085	2,609,601
Packaging Corp. of America	13,237	1,993,889
		13,942,150
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	204,947	7,628,127
Newmont Corp.	111,301	6,808,282
Nucor Corp.	39,888	4,044,643
		18,481,052
TOTAL MATERIALS		127,249,181
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	19,676	3,833,672
American Tower Corp.	63,561	15,985,592
AvalonBay Communities, Inc.	19,504	4,763,462
Boston Properties, Inc.	19,874	2,227,478
Crown Castle International Corp.	60,321	11,009,186
Digital Realty Trust, Inc.	39,605	5,910,254
Duke Realty Corp.	53,151	3,071,065
Equinix, Inc.	12,567	9,109,818
Equity Residential (SBI)	47,631	4,226,299
Essex Property Trust, Inc.	9,083	3,020,098
Extra Space Storage, Inc.	18,687	3,703,577
Healthpeak Properties, Inc.	75,270	2,662,300
Invitation Homes, Inc.	83,284	3,496,262
Medical Properties Trust, Inc.	83,072	1,890,719
Mid-America Apartment Communities, Inc.	16,068	3,320,934
Orion Office (REIT), Inc. (a)	7,507	124,916
Prologis (REIT), Inc.	103,192	16,182,569
Public Storage	21,294	7,634,538
Realty Income Corp.	78,965	5,480,961
SBA Communications Corp. Class A	15,181	4,940,505
Simon Property Group, Inc.	45,863	6,751,034
Sun Communities, Inc.	16,183	3,057,940
Ventas, Inc.	55,705	2,953,479
VICI Properties, Inc.	87,868	2,514,782
Welltower, Inc.	60,749	5,262,686
Weyerhaeuser Co.	104,536	4,226,390
		137,360,516
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	46,705	4,733,085
Zillow Group, Inc.:
Class A (a)	5,537	276,075
Class C (a)(b)	23,404	1,181,434
		6,190,594
TOTAL REAL ESTATE		143,551,110
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	34,865	2,087,019
American Electric Power Co., Inc.	70,308	6,355,843
Duke Energy Corp.	107,375	11,280,818
Edison International	53,024	3,329,377
Entergy Corp.	28,052	3,135,372
Evergy, Inc.	31,934	2,074,433
Eversource Energy	47,987	4,294,357
Exelon Corp.	136,555	7,913,362
FirstEnergy Corp.	76,024	3,189,967
NextEra Energy, Inc.	273,853	21,393,396
PG&E Corp. (a)	210,687	2,694,687
PPL Corp.	104,855	3,112,096
Southern Co.	147,938	10,280,212
Xcel Energy, Inc.	75,189	5,237,666
		86,378,605
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	92,839	2,059,169
Multi-Utilities - 0.7%
Ameren Corp.	35,962	3,191,268
CMS Energy Corp.	40,461	2,604,879
Consolidated Edison, Inc.	49,378	4,268,728
Dominion Energy, Inc.	113,049	9,118,532
DTE Energy Co.	27,052	3,257,872
Public Service Enterprise Group, Inc.	70,587	4,696,153
Sempra Energy	44,572	6,158,068
WEC Energy Group, Inc.	44,027	4,272,380
		37,567,880
Water Utilities - 0.1%
American Water Works Co., Inc.	25,337	4,074,190
TOTAL UTILITIES		130,079,844
TOTAL COMMON STOCKS (Cost $4,254,985,594)		5,455,718,403

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	14,058,066	14,060,877
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	17,339,116	17,340,850
TOTAL MONEY MARKET FUNDS (Cost $31,401,705)		31,401,727

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,286,387,299)	5,487,120,130
NET OTHER ASSETS (LIABILITIES) - (0.4)% (e)	(19,441,950)
NET ASSETS - 100.0%	5,467,678,180

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	49	Mar 2022	11,035,413	560,270	560,270

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $896,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	28,909,280	328,029,224	342,877,627	4,175	-	-	14,060,877	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	18,515,269	101,506,833	102,681,252	6,039	-	-	17,340,850	0.1%
Total	47,424,549	429,536,057	445,558,879	10,214	-	-	31,401,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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